Note 30 - Contingent Liability (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2016
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 72,055.5	R$ 60,520.0
Total provisions	599.2	681.6
Estimated financial effect of contingent assets	2,000.0
Tax contingent liability [member] | Cervecería Nacional Dominicana S.A. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	1,100.0	1,100.0
Tax contingent liability [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	645.1	616.1
Tax contingent liability [member] | Anheuser-Busch Inbev Services LLC [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	9,300.0	8,300.0
Estimated financial effect of contingent liabilities, percentage reimbursement			70.00%
Tax contingent liability [member] | Beverage Associates Holding Limited [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	2,100.0	1,600.0
Tax contingent liability [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	533.3	549.4
Tax contingent liability [member] | Brazilian Tax authorities [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	645.1	616.1
Tax contingent liability [member] | State of Minas Gerais [member]
Statement Line Items [Line Items]
Tax assessment from tax body				R$ 1,400.0
Tax contingent liability [member] | Rio de Janeiro [member]
Statement Line Items [Line Items]
Tax assessment from tax body	900.0
Tax contingent liability [member] | State of Minas Gerais and Rio de Janeiro [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	7,700.0	5,800.0
Total provisions	7.8
Legal proceedings contingent liability [member] | Department of Federal Revenue of Brazil [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	7,700.0	6,100.0
Total provisions	45.8	44.2
Legal proceedings contingent liability [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	4,000.0	3,100.0
Legal proceedings contingent liability [member] | States of São Paulo, Rio de Janeiro, Minas Gerais and other States [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	2,100.0	1,900.0
Legal proceedings contingent liability [member] | State of Pernambuco [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	603.5	146.0
Total provisions	2.9
Legal proceedings contingent liability [member] | Claimants in Canada [member]
Statement Line Items [Line Items]
Plaintiff, amount sought	3,600.0	3,700.0
Tax contingent liability related to expenses [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	4,600.0	4,400.0
Tax contingent liability related to taxes paid abroad [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	9,500.0	7,200.0
Legal proceedings contingent liability related to unconditional discounts [member] | Superior Court of Justice and the Brazilian Supreme Court [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	623.2	599.7
Tax contingent liability relating to Manaus Free Trade Zone - ZFM [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	3,800.0	3,200.0
Tax contingent liability relating to Manaus Free Trade Zone - ZFM [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	1,100.0	900.0
Tax contingent liability relating to IPI excise taxes [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 1,600.0	R$ 1,500.0